Pensions and Other Post-Employment Benefit Plans - Schedule of Sensitivity Analysis of Defined Benefit Obligations (Detail)	Dec. 31, 2020	Dec. 31, 2019
Austria [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(10.00%)	(10.20%)
Percentage of decrease	12.00%	12.20%
Germany [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(12.00%)	(12.00%)
Percentage of decrease	18.00%	18.00%
Russia [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(8.90%)	(9.20%)
Percentage of decrease	10.60%	11.00%
Russia [member] | Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	5.60%	5.90%
Percentage of decrease	(5.20%)	(5.00%)
Russia [member] | Actuarial assumption of expected rates of compensation increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	3.90%	4.00%
Percentage of decrease	(3.70%)	(3.60%)
Russia [member] | Actuarial assumption of turnover rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(5.80%)	(7.40%)
Percentage of decrease	6.10%	7.90%